Label	Element	Value
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Old Westbury California Municipal Bond Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The Fund’s goal is to seek total return (consisting of current income that is exempt from regular federal and California income tax and capital appreciation).
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table or example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2028
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated below and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver for the current duration of the arrangement only). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactions costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended October 31, 2025, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	24.00%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

The Fund invests primarily in a non-diversified portfolio of investment-grade municipal securities, which include tax-free debt securities issued by the State of California, its political subdivisions and taxing authorities, with a goal of seeking total return consisting of current income that is exempt from regular federal and California income tax and capital appreciation. The Fund invests, as a fundamental policy, at least 80% of its net assets plus investment borrowings, under normal circumstances, in investments the income from which is exempt from federal income tax and California income tax, but not necessarily the federal alternative minimum tax. The Fund may also engage in futures and options transactions, both to seek to increase return and/or to seek to hedge, or protect, its exposure to, for example, interest rate movements. In addition, the Fund may invest in exchange-traded funds (“ETFs”), U.S. Treasury securities, securities subject to the federal alternative minimum tax, taxable municipal bonds, and inflation-protected securities such as Treasury Inflation-Protected Securities (“TIPS”) and similar bonds issued by governments outside of the United States. Fixed income securities held by the Fund may be of any maturity.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the ICE BofA U.S. Municipal Securities Index and the ICE BofA 3-7 Year AAA-AA Municipal Securities Index. The ICE BofA U.S. Municipal Securities Index serves as the Fund’s regulatorily-required broad-based securities market index and provides a broad measure of market performance. The ICE BofA 3-7 Year AAA-AA Municipal Securities Index is the Fund’s additional index and is generally more representative of the Fund’s investment universe than the regulatory index. For additional information about the indexes, please see the section entitled “Index Descriptions.”

Past performance (before and after taxes) does not necessarily predict future performance. Fund performance shown below reflects fees, waivers and/or expense reimbursements during such period and reinvestment of distributions, if any. Without waivers/reimbursements, performance would have been lower.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table shown below provide some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by comparing the Fund’s performance to the ICE BofA U.S. Municipal Securities Index and the ICE BofA 3-7 Year AAA-AA Municipal Securities Index.
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not necessarily predict future performance.
Bar Chart [Heading]	oef_BarChartHeading	Annual Total Returns (for calendar years ended December 31st)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock	During the periods shown in the bar chart, the highest return for a quarter was 5.48% (quarter ended 12/31/2023) and the lowest return for a quarter was (4.72)% (quarter ended 3/31/2022).
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	5.48%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2022
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(4.72%)
Performance Table Market Index Changed	oef_PerformanceTableMarketIndexChanged	As a result of new regulatory requirements, the Fund’s regulatory or primary index previously changed from the ICE BofA 3-7 Year AAA-AA Municipal Securities Index to the ICE BofA U.S. Municipal Securities Index.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or income and withholding taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rate, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to shareholders who hold Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts. The Fund Return After Taxes on Distributions and Sale of Shares may be higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended 12/31/2025)
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The shares offered by this Prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	You could lose all or a part of your investment in the Fund.
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Fixed Income Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Fixed Income Securities Risk—Fixed income securities are subject to a number of risks, including interest rate risk, credit risk, and the risks associated with a lack of liquidity in the fixed income market. In addition, the value of and income generated by fixed income securities is subject to volatility and losses resulting from changes or perceived changes in economic conditions, particularly during times of unusual or adverse market or political events. Certain types of fixed income securities may be more sensitive to such conditions.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Municipal Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Municipal Securities Risk—Prices of municipal securities rise and fall in response to interest rate changes and local political and economic factors may adversely affect the value and liquidity of these securities. In addition, the Fund’s investments in municipal securities are subject to the risks associated with a lack of liquidity in the municipal bond market. Any failure of municipal securities invested in by the Fund to meet certain applicable legal requirements, or any proposed or actual changes in federal or state tax law, could cause Fund distributions attributable to interest on such securities to be taxable.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Risks related to investing in California [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Risks related to investing in California—The Fund invests a significant portion of its assets in municipal obligations of issuers located in the State of California. While California’s economy is broad, it does have major concentrations in advanced electronics and computer technology, manufacturing, entertainment, agriculture, tourism, construction and services, and may be sensitive to economic problems affecting those industries. The Fund’s investment in a single state may make its performance more volatile than that of a fund that invests more broadly. The Fund will be affected by political, economic, environmental (such as natural disasters or wildfires), public health (including pandemics and epidemics), regulatory and other developments within California and by the financial condition of California’s political subdivisions, agencies, instrumentalities and public authorities.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk—Interest rate risk is the risk of losses attributable to changes in interest rates. In general, when interest rates rise, debt security prices tend to fall. The opposite is also generally true, debt security prices tend to rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Credit Risk—Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due or at all. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value and liquidity of the Fund’s investment in that issuer.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Liquidity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk—Liquidity risk means the risk that the Fund could not meet requests to redeem shares without significant dilution of remaining shareholders’ interests. Liquidity risk may also include the risk that it may be difficult or impossible to sell certain positions within an acceptable timeframe or at an acceptable price to meet the Fund’s redemption or other obligations.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | U.S. Government Obligations Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

U.S. Government Obligations Risk—U.S. Government securities that are not direct obligations of the U.S. Treasury have more credit risk than securities directly supported by the full faith and credit of the U.S. Government. U.S. Government securities are also subject to interest rate risk.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Exchange-Traded Funds Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Exchange-Traded Funds Risk—Exchange-traded funds or ETFs are subject to many of the same risks associated with individual stocks, including market risk where the market as a whole, or the specific sector in which an ETF invests, may decline. ETFs may trade at a premium or discount to the aggregate value of the underlying securities. A shareholder will be charged fees and expenses not only on Fund shares held directly but also indirectly on the ETF shares that a Fund purchases and the Fund’s investment in an ETF will subject the Fund to the risks of the ETF.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Non-Diversification Risk—The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund’s value will likely be more volatile than the value of more diversified funds.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk—Derivatives are subject to a number of risks, including changes in the market price of the underlying securities, credit risk with respect to the counterparty to the derivative instruments and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the Fund’s sensitivity to adverse market movements and may exaggerate a loss. Losses may arise as the value of the contract decreases due to, among other potentially adverse events, an unfavorable change in the price of the underlying security or commodity or if the counterparty does not perform under the contract. The use of derivatives can lead to losses because of relatively small adverse movements in the price or value of the underlying security, asset, index or reference rate, which may be magnified by or potentially unlimited as a result of certain features of the derivatives.

Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Inflation-Protected Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Inflation-Protected Securities Risk—The value of an inflation-protected debt security generally will fall when real interest rates rise.
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.31%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.76%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.57%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 58
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	183
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	363
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 886
Old Westbury California Municipal Bond Fund | ICE BofA 3-7 Year AAA-AA Municipal Securities Index (reflects no deduction for fees, expenses, or income and withholding taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.90%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%
Old Westbury California Municipal Bond Fund | ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses or income and withholding taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.92%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.81%	[2]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.54%	[2]
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	4.41%
Annual Return [Percent]	oef_AnnlRtrPct	3.91%
Annual Return [Percent]	oef_AnnlRtrPct	(0.62%)
Annual Return [Percent]	oef_AnnlRtrPct	(5.15%)
Annual Return [Percent]	oef_AnnlRtrPct	4.75%
Annual Return [Percent]	oef_AnnlRtrPct	0.33%
Annual Return [Percent]	oef_AnnlRtrPct	4.45%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.45%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.68%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.76%
Performance Inception Date	oef_PerfInceptionDate	Dec. 04, 2018
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.45%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.54%
Old Westbury California Municipal Bond Fund | Old Westbury California Municipal Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.44%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	0.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.60%

[1]	The Adviser has contractually committed through October 31, 2028 to waive its advisory fees to the extent necessary to maintain the net operating expense ratio of the Fund, excluding Fund transaction costs, investment interest expense, dividend expenses associated with securities sold short and Acquired Fund Fees and Expenses (if any), at 0.57%. This commitment may not be changed or terminated at any time before October 31, 2028 without the approval of the Board of Directors.
[2]	As a result of new regulatory requirements, the Fund’s regulatory or primary index previously changed from the ICE BofA 3-7 Year AAA-AA Municipal Securities Index to the ICE BofA U.S. Municipal Securities Index.